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                                   [ICON logo]

          SUPPLEMENT DATED MARCH 31, 2006 TO THE ICON U.S. DIVERSIFIED FUNDS
                       PROSPECTUSES DATED JANUARY 31, 2006

Effective June 1, 2006, the Class C shares of ICON Core Equity Fund, ICON Covered Call Fund, ICON Equity Income Fund and ICON Long/Short Fund will impose a 1% contingent deferred sales charge ("CDSC") on shares redeemed within one year of purchase. Shares purchased prior to June 1, 2006 will not be subject to the CDSC.

Accordingly, the Fee Table in the prospectus for each Fund's Class C shares is revised as follows:

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended
September 30, 2005. Additional fees may be imposed by your adviser or broker.

FEE TABLE -- CLASS C SHARES

     SHAREHOLDER FEES
     (fees paid directly from your investment)

                                                        ICON           ICON            ICON            ICON
                                                    CORE EQUITY    COVERED CALL    EQUITY INCOME    LONG/SHORT
                                                        FUND           FUND            FUND            FUND
                                                    ------------   ------------    -------------   ------------
     Maximum Sales Charge (Load) on Purchases           None           None             None           None
     Maximum Contingent Deferred
       Sales Charge                                     1.00%          1.00%            1.00%          1.00%
     Sales Charges on Reinvested Dividends              None           None             None           None
     Redemption Fee 1                                   None           None             None           None

     ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)

     Management Fee                                     0.75%          0.75%            0.75%          0.85%
     Distribution/Servicing Fee-Rule 12b-1 Fee          1.00%          1.00%            1.00%          1.00%
     Other Expenses 2                                   0.29%          1.05%            0.78%          0.52%
     Total Annual Fund Operating Expenses
       Without Reimbursements and Waivers               2.04%          2.80%            2.53%          2.37%
     Expense Reimbursements and/or Waivers 2             N/A          (0.60)%          (0.33)%        (0.07)%
     Total Net Annual Fund Operating
       Expenses After Reimbursements and
       Waivers (as applicable) 2                         N/A           2.20%            2.20%          2.30%

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     1 A $15 fee is assessed for wire redemptions.

     2 ICON Advisers, Inc. ("ICON") has contractually agreed to limit expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 2.20% on Class C shares of the ICON Covered Call Fund and ICON Equity Income Fund, and to an annual rate of 2.30% on Class C shares of the ICON Long/Short Fund until January 31, 2016. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed the existing expense limitation and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

EXPENSE EXAMPLE -- CLASS C SHARES

The following example shows what you could pay in expenses over time if you redeem all of your shares at the end of each period and is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes a $10,000 initial investment in the Fund, 5% total return each year, and no changes in Fund expenses. Because actual expenses will vary, the example is for comparison only.

                                                        ICON           ICON            ICON            ICON
                                                    CORE EQUITY    COVERED CALL    EQUITY INCOME    LONG/SHORT
                                                        FUND           FUND            FUND            FUND
                                                    ------------   ------------    -------------   ------------
     1 Year*                                        $        207   $        223    $         223   $        233
     3 Years                                        $        640   $        688    $         688   $        718
     5 Years                                        $      1,098   $      1,180    $       1,180   $      1,230
     10 Years                                       $      2,369   $      2,534    $       2,534   $      2,636

----------
     * If you redeem your shares within one year of purchase, you may be charged a 1% CDSC.

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You would pay the following expenses if you did not redeem your shares:

                                                        ICON           ICON            ICON            ICON
                                                    CORE EQUITY    COVERED CALL    EQUITY INCOME    LONG/SHORT
                                                        FUND           FUND            FUND            FUND
                                                    ------------   ------------    -------------   ------------
     1 Year                                         $        207   $        223    $         223   $        233
     3 Years                                        $        640   $        688    $         688   $        718
     5 Years                                        $      1,098   $      1,180    $       1,180   $      1,230
     10 Years                                       $      2,369   $      2,534    $       2,534   $      2,636

The following is added to the "Class of Shares and Distribution
Arrangements" section of the Prospectus:

The following describes the sales charges and fees you will pay as an investor in Class C shares offered by each Fund except ICON Bond Fund:

     Sales Charges (Load)      No front-end sales charge. A contingent deferred sales
                               charge (CDSC) of 1% may be imposed on shares redeemed
                               within one year after purchase. The contingent
                               deferred sales charge is based on the original
                               purchase cost.

     Distribution and Service  Subject to annual distribution and shareholder
      Fee (12b-1) Fee          servicing fees of up to 1.00% of the Funds average
                               daily net assets.

There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class C shares, certain shares not subject to the CDSC (i.e., shares purchased through reinvested dividends) will be redeemed first.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class C shares may be waived in the following cases:

     - Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which the contingent deferred sales charge would apply to the initial shares purchased;

     -  Tax-free returns of excess contributions to IRAs;

     - Redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

     - Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

     - The following types of transactions, if together they do not exceed 12% of the value of an account annually:

         - redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

         - if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).


                               *     *     *     *

        SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

I-126 DIV(SUPP)                                                           536832
3/06